AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 60.5%
Financials – 16.4%
Banks – 11.0%
Absa Group Ltd.(a)	1,530	$13,656
Agricultural Bank of China Ltd. - Class H	4,889,000	1,925,430
Banco de Chile	712,153	74,337
Banco del Bajio SA(b)	3,200	9,775
Banco do Brasil SA	78,000	804,729
Bancolombia SA	8,410	62,494
Bancolombia SA (Preference Shares)	11,608	77,882
Bank Mandiri Persero Tbk PT	4,470,700	1,555,836
Bank of Baroda	35,186	81,897
Bank of Jiangsu Co., Ltd. - Class A	992,300	1,005,080
Canara Bank	21,501	79,420
China CITIC Bank Corp., Ltd. - Class A	76,700	63,151
China CITIC Bank Corp., Ltd. - Class H	138,000	64,882
China Construction Bank Corp. - Class H(a)	650,000	420,826
China Everbright Bank Co., Ltd. - Class H	210,000	60,397
China Merchants Bank Co., Ltd. - Class H	6,000	27,367
Commercial International Bank Egypt SAE	22,977	38,108
Haci Omer Sabanci Holding AS	40,954	72,473
Hana Financial Group, Inc.	57,745	1,723,833
HDFC Bank Ltd.	98,501	2,042,491
Huaxia Bank Co., Ltd. - Class A	86,400	64,366
Industrial Bank Co., Ltd. - Class A	161,560	348,569
Industrial Bank of Korea	7,459	58,676
Itau Unibanco Holding SA (Preference Shares)	27,300	162,037
KB Financial Group, Inc.(a)	30,684	1,113,667
Komercni Banka AS	580	17,684
Metropolitan Bank & Trust Co.	452,560	457,862
Nedbank Group Ltd.	6,717	81,576
NU Holdings Ltd./Cayman Islands - Class A(a)	153,720	1,212,851
Sberbank of Russia PJSC(c)	138,696	0
SinoPac Financial Holdings Co., Ltd.	220	123
Standard Bank Group Ltd.	9,563	90,289
State Bank of India	21,470	150,243
Turkiye Is Bankasi AS - Class C	141,098	75,996
Woori Financial Group, Inc.	4,320	38,806
Yapi ve Kredi Bankasi AS	167,147	83,517

		14,160,326

Capital Markets – 0.2%
China Cinda Asset Management Co., Ltd. - Class H	53,000	5,298
China Galaxy Securities Co., Ltd. - Class H	129,000	69,052
China International Capital Corp., Ltd. - Class H(b)	6,400	11,283
GF Securities Co., Ltd. - Class H	6,600	9,125
Korea Investment Holdings Co., Ltd.	1,840	72,569
NH Investment & Securities Co., Ltd.	4,470	32,514
Samsung Securities Co., Ltd.	2,916	80,035

		279,876

Consumer Finance – 0.1%
Muthoot Finance Ltd.	1,311	19,866
SBI Cards & Payment Services Ltd.	4,108	42,591
Shriram Finance Ltd.	4,829	102,418

		164,875

Company	Shares	U.S. $ Value

Financial Services – 0.8%
Chailease Holding Co., Ltd.	10,000	$65,748
Far East Horizon Ltd.	85,000	67,426
Housing Development Finance Corp., Ltd.	19,690	678,950
Meritz Financial Group, Inc.	2,205	69,912
REC Ltd.	49,003	98,653
Remgro Ltd.(a)	3,794	29,642

		1,010,331

Insurance – 4.3%
AIA Group Ltd.	117,000	1,188,310
BB Seguridade Participacoes SA	188,100	1,208,771
Bupa Arabia for Cooperative Insurance Co.	1,558	77,096
China Pacific Insurance Group Co., Ltd. - Class A	17,300	61,926
China Pacific Insurance Group Co., Ltd. - Class H	24,200	62,827
China Taiping Insurance Holdings Co., Ltd.	17,600	18,335
DB Insurance Co., Ltd.	1,394	79,176
Hyundai Marine & Fire Insurance Co., Ltd.	22,485	530,530
New China Life Insurance Co., Ltd. - Class H	26,400	69,763
OUTsurance Group Ltd.	3,469	6,265
People’s Insurance Co. Group of China Ltd. (The) - Class A	82,000	65,945
PICC Property & Casualty Co., Ltd. - Class H	882,000	982,070
Ping An Insurance Group Co. of China Ltd. - Class H	82,500	526,921
Powszechny Zaklad Ubezpieczen SA(a)	6,449	62,553
Samsung Fire & Marine Insurance Co., Ltd.	3,210	560,163

		5,500,651

		21,116,059

Information Technology – 14.1%
Communications Equipment – 0.2%
Accton Technology Corp.	13,000	146,227
ZTE Corp. - Class A	16,600	104,136
ZTE Corp. - Class H	18,600	74,755

		325,118

Electronic Equipment, Instruments & Components – 2.1%
China Railway Signal & Communication Corp., Ltd. - Class A	29,443	23,517
Foxconn Industrial Internet Co., Ltd. - Class A	14,800	51,297
Hon Hai Precision Industry Co., Ltd.	22,000	79,986
Samsung SDI Co., Ltd.	1,544	788,419
Sinbon Electronics Co., Ltd.	132,000	1,568,211
Synnex Technology International Corp.	37,000	69,010
WPG Holdings Ltd.(a)	48,000	84,455

		2,664,895

IT Services – 2.0%
Arabian Internet & Communications Services Co.	81	6,986
Elm Co.	11,712	1,823,729
HCL Technologies Ltd.	50,786	736,377
Tata Consultancy Services Ltd.	1,984	79,992

		2,647,084

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 7.0%
ASE Technology Holding Co., Ltd.	21,000	$74,679
Broadcom, Inc.	1,000	867,430
King Yuan Electronics Co., Ltd.	161,000	295,570
MediaTek, Inc.	48,000	1,062,521
Novatek Microelectronics Corp.	110,000	1,510,319
Realtek Semiconductor Corp.	13,000	162,092
Taiwan Semiconductor Manufacturing Co., Ltd.	190,000	3,509,933
United Microelectronics Corp.	954,000	1,498,937

		8,981,481

Software – 0.1%
Glodon Co., Ltd. - Class A	9,180	41,089
Tata Elxsi Ltd.	539	49,995

		91,084

Technology Hardware, Storage & Peripherals – 2.7%
Asia Vital Components Co., Ltd.	2,000	17,438
Micro-Star International Co., Ltd.(a)	7,000	39,803
Pegatron Corp.	10,000	24,076
Quanta Computer, Inc.	24,000	117,213
Samsung Electronics Co., Ltd.	37,721	2,077,042
Wiwynn Corp.	25,000	1,142,562

		3,418,134

		18,127,796

Consumer Discretionary – 9.4%
Automobiles – 1.9%
Eicher Motors Ltd.	1,774	77,560
Hyundai Motor Co.	496	78,018
Kia Corp.	31,414	2,116,080
Mahindra & Mahindra Ltd.	5,099	90,745
TVS Motor Co., Ltd.	5,116	82,905
Yadea Group Holdings Ltd.(b)	8,000	18,249

		2,463,557

Broadline Retail – 2.9%
Alibaba Group Holding Ltd.(a)	141,900	1,477,155
Central Retail Corp. PCL	15,900	17,490
JD.com, Inc. - Class A	45,389	774,089
Lotte Shopping Co., Ltd.	550	28,703
MercadoLibre, Inc.(a)	1,074	1,272,261
momo.com, Inc.	2,000	44,323
Naspers Ltd. - Class N	443	80,033
Woolworths Holdings Ltd./South Africa	16,275	61,697

		3,755,751

Diversified Consumer Services – 0.1%
Fu Shou Yuan International Group Ltd.	40,000	27,588
New Oriental Education & Technology Group, Inc.(a)	12,000	47,301

		74,889

Hotels, Restaurants & Leisure – 2.9%
Americana Restaurants International PLC	603,395	690,307

Company	Shares	U.S. $ Value

H World Group Ltd.(a)	140,600	$544,877
Haidilao International Holding Ltd.(b)	32,000	70,765
Indian Hotels Co., Ltd.	1,212	5,816
Jiumaojiu International Holdings Ltd.(b)	25,000	41,113
Meituan - Class B(a) (b)	2,690	42,182
OPAP SA	75,966	1,324,718
Shanghai Jinjiang International Hotels Co., Ltd. - Class A	104,789	611,317
Tongcheng Travel Holdings Ltd.(a)	19,600	41,169
TravelSky Technology Ltd. - Class H	14,000	23,850
Trip.com Group Ltd.(a)	7,450	260,075
Trip.com Group Ltd. (ADR)(a)	512	17,920
Yum China Holdings, Inc.	655	37,007

		3,711,116

Household Durables – 0.0%
Haier Smart Home Co., Ltd. - Class H	8,400	26,490

Leisure Products – 0.1%
H World Group Ltd. (ADR)(a)	1,850	71,743

Specialty Retail – 0.6%
China Tourism Group Duty Free Corp., Ltd. - Class A	19,100	291,293
Jarir Marketing Co.	17,900	79,118
JUMBO SA	2,824	77,655
Pop Mart International Group Ltd.(b)	4,800	10,702
Topsports International Holdings Ltd.(b)	340,000	295,808

		754,576

Textiles, Apparel & Luxury Goods – 0.9%
ANTA Sports Products Ltd.	63,400	651,494
Li Ning Co., Ltd.	90,500	488,716

		1,140,210

		11,998,332

Communication Services – 5.6%
Diversified Telecommunication Services – 0.5%
Controladora AXTEL SAB DE CV(a)	71,500	919
KT Corp.	24,870	562,979
LG Uplus Corp.	2,169	17,698
Ooredoo QPSC	3,249	9,765
True Corp. PCL	326,200	60,263

		651,624

Entertainment – 0.8%
37 Interactive Entertainment Network Technology Group Co., Ltd - Class A	18,100	86,996
G-bits Network Technology Xiamen Co., Ltd. - Class A	1,100	74,310
International Games System Co., Ltd.	42,000	836,976
Kingsoft Corp., Ltd.	7,200	28,459
Perfect World Co., Ltd./China - Class A	28,684	66,739

		1,093,480

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.0%
Baidu, Inc. - Class A(a)	4,800	$81,868
JOYY, Inc. (ADR)	303	9,305
Tencent Holdings Ltd.	89,500	3,794,905
Yandex NV - Class A(a) (c) (d)	11,500	0

		3,886,078

Media – 0.4%
Cheil Worldwide, Inc.	5,581	77,050
Chinese Universe Publishing and Media Group Co., Ltd. - Class A	205,200	375,975

		453,025

Wireless Telecommunication Services – 0.9%
Etihad Etisalat Co.	86,930	1,115,164
Globe Telecom, Inc.	493	15,498
SK Telecom Co., Ltd.	560	19,816

		1,150,478

		7,234,685

Materials – 3.9%
Chemicals – 1.1%
Kumho Petrochemical Co., Ltd.	90	9,101
National Industrialization Co.(a)	2,515	10,067
PhosAgro PJSC (GDR)(a) (c) (d) (e)	4,421	0
SABIC Agri-Nutrients Co.	2,236	77,665
Sahara International Petrochemical Co.	5,220	52,131
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	16,192	1,175,863

		1,324,827

Metals & Mining – 2.8%
Aluminum Corp. of China Ltd. - Class H	1,262,000	546,227
Baoshan Iron & Steel Co., Ltd. - Class A	568,000	439,450
China Hongqiao Group Ltd.	71,395	58,315
Gerdau SA (Preference Shares)	13,065	68,406
Henan Shenhuo Coal & Power Co., Ltd. - Class A	38,300	68,601
Hindalco Industries Ltd.	15,610	80,450
Hindustan Zinc Ltd.	20,724	77,891
Jiangxi Copper Co., Ltd. - Class A	28,200	73,920
Jiangxi Copper Co., Ltd. - Class H	20,000	30,916
Kumba Iron Ore Ltd.	3,199	75,217
MMC Norilsk Nickel PJSC (ADR)(a) (c) (d)	3,568	0
Polyus PJSC (GDR)(a) (c) (d) (e)	284	0
POSCO Holdings, Inc.	3,120	923,370
South32 Ltd.	153,190	385,671
Tongling Nonferrous Metals Group Co., Ltd. - Class A	22,000	8,779
Vale SA	4,800	64,378
Vedanta Ltd.	23,476	79,959
Yunnan Aluminium Co., Ltd. - Class A	15,900	27,972

Company	Shares	U.S. $ Value

Zijin Mining Group Co., Ltd. - Class H	418,000	$619,008

		3,628,530

		4,953,357

Industrials – 3.1%
Aerospace & Defense – 0.1%
Bharat Electronics Ltd.	44,440	68,004
Hindustan Aeronautics Ltd.(b)	2,052	94,775

		162,779

Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	567	85,365

Construction & Engineering – 0.1%
Sichuan Road and Bridge Group Co., Ltd. - Class A	52,220	70,500

Electrical Equipment – 0.1%
CG Power & Industrial Solutions Ltd.	5,769	26,600
TBEA Co., Ltd. - Class A	22,900	70,360
Voltronic Power Technology Corp.	1,000	63,242

		160,202

Industrial Conglomerates – 0.6%
Alfa SAB de CV - Class A	71,500	44,236
Bidvest Group Ltd. (The)	27,905	387,901
CITIC Ltd.	59,000	70,643
CJ Corp.	733	38,035
GS Holdings Corp.	2,463	68,650
Quinenco SA	14,427	48,405
Siemens Ltd.	1,656	76,295
Sime Darby Bhd	16,500	7,253

		741,418

Machinery – 0.8%
Doosan Bobcat, Inc.(a)	1,949	87,120
Estun Automation Co., Ltd. - Class A	183,700	709,877
XCMG Construction Machinery Co., Ltd. - Class A	78,800	73,484
Yutong Bus Co., Ltd. - Class A	95,700	194,166

		1,064,647

Marine Transportation – 0.1%
COSCO SHIPPING Holdings Co., Ltd. - Class H	64,600	58,396
Evergreen Marine Corp. Taiwan Ltd.(a)	5,000	15,073
Orient Overseas International Ltd.	4,000	53,731

		127,200

Passenger Airlines – 0.2%
China Airlines Ltd.(a)	21,000	17,733
Eva Airways Corp.(a)	83,000	106,483
InterGlobe Aviation Ltd.(a) (b)	2,803	90,060
Korean Air Lines Co., Ltd.	4,595	85,243

		299,519

Company	Shares	U.S. $ Value

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(a) (c) (d)	18,930	$0

Trading Companies & Distributors – 0.1%
Barloworld Ltd.	25,240	114,645

Transportation Infrastructure – 0.9%
Grupo Aeroportuario del Centro Norte SAB de CV	93,340	992,456
Malaysia Airports Holdings Bhd(a)	34,800	51,340
Promotora y Operadora de Infraestructura SAB de CV	1,260	12,645
Salik Co. PJSC	54,947	47,278
TangShan Port Group Co., Ltd. - Class A	133,700	64,965

		1,168,684

		3,994,959

Energy – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Adaro Energy Indonesia Tbk PT	449,700	66,928
China Petroleum & Chemical Corp. - Class A	22,100	19,351
China Petroleum & Chemical Corp. - Class H	768,000	451,538
Coal India Ltd.	26,485	74,619
Gazprom PJSC(c) (d)	153,780	0
LUKOIL PJSC(c) (d)	18,789	0
Oil & Natural Gas Corp., Ltd.	38,147	74,691
PetroChina Co., Ltd. - Class H	2,730,000	1,895,597
Petroleo Brasileiro SA	13,300	91,941
Petroleo Brasileiro SA (Preference Shares)	15,000	92,509
PTT Exploration & Production PCL	5,800	24,542
PTT PCL	39,700	37,638
Reliance Industries Ltd.	2,053	64,063
Saudi Arabian Oil Co.(b)	8,893	77,032
Shanxi Lu’an Environmental Energy Development Co., Ltd. - Class A	23,700	53,266
Tupras Turkiye Petrol Rafinerileri AS	2,803	8,619
Yankuang Energy Group Co., Ltd. - Class H	24,000	68,907

		3,101,241

Health Care – 1.9%
Health Care Providers & Services – 0.8%
Bangkok Dusit Medical Services PCL - Class F	5,600	4,352
Dr Sulaiman Al Habib Medical Services Group Co.	72	5,509
Hygeia Healthcare Holdings Co., Ltd.(b)	2,800	15,209
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	482,400	957,617
Sinopharm Group Co., Ltd. - Class H	22,400	70,123

		1,052,810

Pharmaceuticals – 1.1%
China Medical System Holdings Ltd.	38,000	62,003
Dr Reddy’s Laboratories Ltd.	1,434	90,215
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	1,600	6,401
Kalbe Farma Tbk PT	394,700	54,015

Company	Shares	U.S. $ Value

Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	275,900	$1,127,758

		1,340,392

		2,393,202

Utilities – 1.8%
Electric Utilities – 0.1%
CEZ AS	1,571	64,900
Enel Chile SA	439,901	28,586
Manila Electric Co.	10,270	62,397

		155,883

Gas Utilities – 1.3%
GAIL India Ltd.	1,314,485	1,685,226

Independent Power and Renewable Electricity Producers – 0.4%
ACWA Power Co.	647	28,921
Auren Energia SA	133,900	400,733
NTPC Ltd.	35,784	82,581

		512,235

		2,353,344

Consumer Staples – 1.8%
Beverages – 0.1%
Coca-Cola Femsa SAB de CV	8,200	68,476

Consumer Staples Distribution & Retail – 0.1%
CP ALL PCL	7,700	13,601
Magnit PJSC(a) (c) (d)	1,178	0
Magnit PJSC (Sponsored GDR)(a) (b) (c) (d)	3	0
Nahdi Medical Co.	1,613	73,436
President Chain Store Corp.(a)	4,000	36,324
Sumber Alfaria Trijaya Tbk PT	280,700	48,368

		171,729

Food Products – 0.3%
AVI Ltd.	1,856	6,702
Britannia Industries Ltd.	605	37,100
China Feihe Ltd.(b)	87,384	48,775
Grupo Bimbo SAB de CV Series A	14,600	78,421
Minerva SA/Brazil	26,000	57,721
Nestle India Ltd.	262	73,302
Orion Corp./Republic of Korea	389	35,477

		337,498

Household Products – 0.1%
Colgate-Palmolive Co.	877	67,564
Kimberly-Clark de Mexico SAB de CV - Class A	35,100	78,312
Unilever Indonesia Tbk PT	185,500	52,812

		198,688

Personal Care Products – 0.0%
Colgate-Palmolive India Ltd.	1,890	39,006

Tobacco – 1.2%
Eastern Co. SAE	49,334	34,071
Hanjaya Mandala Sampoerna Tbk PT	444,400	28,011

Company	Shares		U.S. $ Value

ITC Ltd.		253,658	$1,398,676
KT&G Corp.		668	41,961

			1,502,719

			2,318,116

Real Estate – 0.1%
Diversified REITs – 0.1%
Fibra Uno Administracion SA de CV		53,200	77,670

Real Estate Management & Development – 0.0%
China Aoyuan Group Ltd.(a) (c) (d)		411,000	26,612
Hopson Development Holdings Ltd.(a)		1,034	737

			27,349

			105,019

Total Common Stocks (cost $70,763,355)			77,696,110

	Principal Amount (000)

FIXED INCOME – 34.1%
Sovereign Bonds – 21.1%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(b)	U.S.$	390	284,661
Angolan Government International Bond 8.00%, 11/26/2029(b)		385	325,710
8.25%, 05/09/2028(b)		207	183,375
9.125%, 11/26/2049(b)		320	246,246
Argentine Republic Government International Bond 0.50%, 07/09/2030(f)		272	90,189
1.00%, 07/09/2029		236	76,635
1.50%, 07/09/2035(f)		532	159,381
3.50%, 07/09/2041(f)		210	67,148
3.875%, 01/09/2038(f)		1,019	357,615
Bahrain Government International Bond 6.00%, 09/19/2044(b)		210	166,669
Chile Government International Bond 2.75%, 01/31/2027		585	542,400
5.33%, 01/05/2054		255	252,697
Colombia Government International Bond 3.125%, 04/15/2031		282	212,986
3.875%, 02/15/2061		200	111,774
4.125%, 02/22/2042		403	255,321
5.00%, 06/15/2045		502	348,162
7.50%, 02/02/2034		350	342,163
8.00%, 04/20/2033		320	325,360
Costa Rica Government International Bond 6.55%, 04/03/2034(b)		361	361,686
Dominican Republic International Bond 4.875%, 09/23/2032(b)		475	404,230

	Principal Amount (000)		U.S. $ Value

5.875%, 01/30/2060(b)	U.S.$	346	$266,849
6.40%, 06/05/2049(b)		449	381,282
8.625%, 04/20/2027(b)		243	252,693
Ecuador Government International Bond 2.50%, 07/31/2035(b) (f)		898	310,000
5.50%, 07/31/2030(b) (f)		349	167,970
Egypt Government International Bond 7.60%, 03/01/2029(b) (f)		302	194,579
7.903%, 02/21/2048(b)		300	153,579
8.15%, 11/20/2059(b)		305	157,709
8.50%, 01/31/2047(b)		305	161,534
El Salvador Government International Bond 6.375%, 01/18/2027(b)		122	84,017
8.625%, 02/28/2029(b)		219	144,540
Gabon Government International Bond 6.625%, 02/06/2031(b)		400	316,648
Ghana Government International Bond 7.875%, 02/11/2035(a) (b) (g)		200	86,146
8.627%, 06/16/2049(a) (e) (g)		279	113,157
8.95%, 03/26/2051(a) (b) (g)		656	270,069
Guatemala Government Bond 4.375%, 06/05/2027(b)		401	378,339
4.90%, 06/01/2030(b)		235	218,766
6.125%, 06/01/2050(b)		200	183,778
Hungary Government International Bond 2.125%, 09/22/2031(b)		677	523,605
5.25%, 06/16/2029(b)		295	286,551
5.50%, 06/16/2034(b)		223	216,058
6.75%, 09/25/2052(b)		200	206,170
Indonesia Government International Bond 3.85%, 10/15/2030		315	295,139
Ivory Coast Government International Bond 6.625%, 03/22/2048(b)	EUR	100	77,097
Jamaica Government International Bond 8.00%, 03/15/2039	U.S.$	208	247,528
Jordan Government International Bond 7.50%, 01/13/2029(b)		249	248,340
Kazakhstan Government International Bond 6.50%, 07/21/2045(b)		330	346,249
Lebanon Government International Bond 6.00%, 01/27/2023(a) (b) (h)		36	2,340
6.65%, 04/22/2024(a) (b) (g)		57	3,705
6.85%, 03/23/2027(a) (b) (g)		481	30,741
Series E
6.10%, 10/04/2022(a) (b) (h)		216	14,040
Series G
1.10%, 11/27/2026(a) (b) (g)		170	10,860
6.20%, 02/26/2025(a) (b) (g)		206	13,017

	Principal Amount (000)		U.S. $ Value

Mexico Government International Bond 3.771%, 05/24/2061	U.S.$	840	$572,544
Morocco Government International Bond 2.375%, 12/15/2027(b)		251	218,897
6.50%, 09/08/2033(b)		258	265,260
Nigeria Government International Bond 6.125%, 09/28/2028(b)		716	595,204
6.50%, 11/28/2027(b)		222	192,712
7.143%, 02/23/2030(b)		200	167,296
7.375%, 09/28/2033(b)		363	285,572
8.375%, 03/24/2029(b)		207	185,903
Oman Government International Bond 6.25%, 01/25/2031(b)		275	278,421
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		144	121,960
Panama Government International Bond 3.87%, 07/23/2060		570	375,476
6.40%, 02/14/2035		428	445,159
6.853%, 03/28/2054		200	207,680
Panama Notas del Tesoro 3.75%, 04/17/2026		68	64,580
Paraguay Government International Bond 3.849%, 06/28/2033(b)		223	193,673
4.95%, 04/28/2031(b)		255	244,522
5.00%, 04/15/2026(b)		256	253,809
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027(b)		200	195,698
Peruvian Government International Bond 2.78%, 12/01/2060		493	299,335
3.23%, 07/28/2121		210	126,010
5.625%, 11/18/2050		305	312,625
Philippine Government International Bond 3.20%, 07/06/2046		296	218,217
3.229%, 03/29/2027		225	212,380
4.20%, 03/29/2047		858	737,056
Qatar Government International Bond 4.40%, 04/16/2050(b)		864	784,296
5.103%, 04/23/2048(b)		239	237,712
Republic of Azerbaijan International Bond 3.50%, 09/01/2032(b)		315	269,045
Republic of Kenya Government International Bond 6.30%, 01/23/2034(b)		252	189,723
7.00%, 05/22/2027(b)		410	368,143
7.25%, 02/28/2028(b)		200	172,900
Republic of Poland Government International Bond 4.875%, 10/04/2033		238	233,092
5.50%, 04/04/2053		88	88,341
Republic of South Africa Government International Bond 4.85%, 09/30/2029		504	442,683
5.75%, 09/30/2049		365	257,986
5.875%, 04/20/2032		370	327,694

	Principal Amount (000)		U.S. $ Value

Romanian Government International Bond 3.00%, 02/14/2031(b)	U.S.$	174	$143,995
3.625%, 03/27/2032(b)		410	348,266
4.00%, 02/14/2051(b)		210	149,453
5.25%, 11/25/2027(b)		552	538,216
Saudi Government International Bond 3.45%, 02/02/2061(b)		337	236,480
5.00%, 01/18/2053(b)		313	289,541
5.25%, 01/16/2050(b)		401	387,863
Senegal Government International Bond 4.75%, 03/13/2028(b)	EUR	330	309,809
6.25%, 05/23/2033(b)	U.S.$	200	166,820
6.75%, 03/13/2048(b)		205	146,384
Serbia International Bond 6.50%, 09/26/2033(b)		201	196,550
Sri Lanka Government International Bond 6.85%, 11/03/2025(a) (b) (g)		215	99,407
7.85%, 03/14/2029(a) (b) (g)		578	253,019
Turkey Government International Bond 4.875%, 10/09/2026		210	187,116
4.875%, 04/16/2043		349	223,346
5.25%, 03/13/2030		200	163,854
5.875%, 06/26/2031		330	274,164
6.125%, 10/24/2028		270	240,648
Ukraine Government International Bond 6.75%, 06/20/2028(b) (f)	EUR	173	39,341
6.876%, 05/21/2031(b) (f)	U.S.$	484	109,287
7.375%, 09/25/2034(b) (f)		281	64,911
7.75%, 09/01/2025(b) (f)		343	86,059
7.75%, 09/01/2026(b) (f)		371	88,339
7.75%, 09/01/2029(b) (f)		295	70,051
Uruguay Government International Bond 4.375%, 01/23/2031		149	146,433
4.975%, 04/20/2055		62	60,774
5.10%, 06/18/2050		194	193,605
7.875%, 01/15/2033		95	116,874
Venezuela Government International Bond 11.95%, 08/05/2031(a) (b) (g)		265	21,160
12.75%, 08/23/2022(a) (b) (h)		564	35,820
Zambia Government International Bond 8.97%, 07/30/2027(a) (b) (g)		287	164,655

			27,171,347

Quasi-Sovereign Bonds – 6.6%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(b)		200	198,000
CNAC HK Finbridge Co., Ltd. 5.125%, 03/14/2028(b)		200	194,800
Comision Federal de Electricidad 4.677%, 02/09/2051(b)		200	134,560
5.00%, 09/29/2036(b)		224	184,008

	Principal Amount (000)		U.S. $ Value

Corp. Nacional del Cobre de Chile 3.00%, 09/30/2029(b)	U.S.$	540	$475,027
5.125%, 02/02/2033(b)		585	576,594
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(b)		210	176,963
DP World Salaam 6.00%, 10/01/2025(b) (i)		313	309,519
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023(b)		363	360,615
Export-Import Bank of China (The) Series E 4.00%, 11/28/2047(b)		593	539,239
Gaci First Investment Co. 4.875%, 02/14/2035(b)		200	191,089
5.00%, 10/13/2027(b)		536	533,297
Lamar Funding Ltd. 3.958%, 05/07/2025(b)		364	347,678
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)		245	241,844
NAK Naftogaz Ukraine via Kondor Finance PLC 7.375%, 09/15/2022(a) (e) (h)		200	113,000
7.625%, 11/08/2026(a) (e) (g)		200	75,000
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (b)		259	262,352
Pertamina Persero PT 2.30%, 02/09/2031(b)		695	565,403
Petroleos de Venezuela SA 5.375%, 04/12/2027(a) (b) (g)		226	7,900
6.00%, 11/15/2026(a) (b) (g)		220	8,800
9.00%, 11/17/2021(a) (b) (h)		128	4,496
Petroleos Mexicanos 6.50%, 03/13/2027		694	615,925
6.70%, 02/16/2032		741	562,382
6.75%, 09/21/2047		111	69,363
6.95%, 01/28/2060		167	103,290
QatarEnergy 3.30%, 07/12/2051(b)		706	516,220
Sinochem Offshore Capital Co., Ltd. Series E 2.375%, 09/23/2031(b)		200	159,606
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 05/13/2030(b)		347	311,349
State Agency of Roads of Ukraine 6.25%, 06/24/2030(e) (f)		360	74,891
State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(b)		321	329,548

	Principal Amount (000)		U.S. $ Value

Transnet SOC Ltd. 8.25%, 02/06/2028(b)	U.S.$	204	$197,735

			8,440,493

Corporate Bonds – 4.6%
Adani Green Energy Ltd. 4.375%, 09/08/2024(b)		200	185,034
Adani Ports & Special Economic Zone Ltd. 3.828%, 02/02/2032(b)		200	149,500
Alfa Desarrollo SpA 4.55%, 09/27/2051(b)		363	264,682
America Movil SAB de CV 9.50%, 01/27/2031	MXN	2,150	125,290
Braskem Idesa SAPI 6.99%, 02/20/2032(b)	U.S.$	219	140,160
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		200	170,990
BRF SA 4.875%, 01/24/2030(b)		200	161,250
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		164	159,885
CSN Resources SA 4.625%, 06/10/2031(b)		200	152,225
Ecopetrol SA 8.625%, 01/19/2029 234			234,117
8.875%, 01/13/2033		91	89,706
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(b) 200			157,190
8.375%, 11/08/2027	COP	418,000	78,945
Geopark Ltd. 5.50%, 01/17/2027(b)	U.S.$	200	163,734
Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025(b)		200	171,500
Greenko Dutch BV 3.85%, 03/29/2026(b)		188	168,503
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(b)		220	195,202
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(b)		166	159,744
India Clean Energy Holdings 4.50%, 04/18/2027(b)		200	164,106
KazMunayGas National Co. JSC 5.375%, 04/24/2030(b)		415	384,995
Lenovo Group Ltd. 5.831%, 01/27/2028(b)		200	198,486
Leviathan Bond Ltd. 6.75%, 06/30/2030(b)		87	81,146
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		312	278,777

	Principal Amount (000)		U.S. $ Value

MARB BondCo PLC 3.95%, 01/29/2031(b)	U.S.$	200	$142,500
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(b)		200	196,562
Melco Resorts Finance Ltd. 5.75%, 07/21/2028(b)		200	174,875
Minejesa Capital BV 5.625%, 08/10/2037(b)		215	168,579
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		132	529
OEC Finance Ltd. 7.125%, 12/26/2046(b) (f) (j)		139	9,000
Saudi Arabian Oil Co. 2.25%, 11/24/2030(b)		395	327,585
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		200	145,100
Standard Chartered PLC 1.456%, 01/14/2027(b)		200	177,401
Studio City Finance Ltd. 6.50%, 01/15/2028(b)		200	166,892
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		260	198,232
Tonon Luxembourg SA 6.50%, 10/31/2024(a) (d) (e) (g)		105	11
Vale Overseas Ltd. 3.75%, 07/08/2030		150	131,645
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(a) (c) (d) (e) (h)		202	20
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		107	78,657

			5,952,755

Treasury Bonds – 1.0%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	7,091	376,004
Peru Government Bond 6.95%, 08/12/2031	PEN	1,550	434,101
Peruvian Government International Bond 6.95%, 08/12/2031(b)		1,490	417,298

			1,227,403

Emerging Markets - Treasuries – 0.8%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2031	BRL	1,368	276,752
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	4,729	221,952
Series 2032 8.25%, 03/31/2032		9,482	423,887

	Principal Amount (000)		U.S. $ Value

Series 2035 8.875%, 02/28/2035	ZAR	3,886	$169,017

			1,091,608

Total Fixed Income (cost $50,317,973)			43,883,606

	Shares

EQUITY LINKED NOTES – 0.5%
Information Technology – 0.5%
IT Services – 0.5%
FPT Corp., Macquarie Bank Ltd., expiring 07/15/2024(a) (cost $200,821)		161,685	589,816

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
OTC - 1 Year Interest Rate Swap Expiration: Aug 2023; Contracts: 4,920,000; Exercise Rate: 3.67%; Counterparty: Morgan Stanley Capital Services LLC(a) (premiums paid $80,579)	USD	4,920,000	36,987

	Shares

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(k) (l) (m) (cost $1,642,209)		1,642,209	1,642,209

	Principal Amount (000)

Time Deposits – 0.4%
ANZ Bank, Hong Kong 2.77%, 07/03/2023	AUD	9	5,994
BBH, Grand Cayman 2.22%, 07/03/2023	SEK	9	866
2.60%, 07/03/2023	NOK	2	163
6.17%, 07/03/2023	ZAR	166	8,840
Hong Kong & Shanghai Bank, Hong Kong 3.47%, 07/03/2023	HKD	311	39,636
Hong Kong & Shanghai Bank, Singapore 2.80%, 07/03/2023	SGD	1	679
JPMorgan Chase, New York 4.42%, 07/03/2023	U.S.$	389	388,750
Royal Bank of Canada, Toronto 3.54%, 07/04/2023	CAD	4	3,098
SEB, Stockholm
0.65%, 07/03/2023	CHF	1	1,391
2.37%, 07/03/2023	EUR	6	6,139
3.92%, 07/03/2023	GBP	5	6,569

	Principal Amount (000)		U.S. $ Value

Sumitomo, Tokyo (0.37)%, 07/03/2023	JPY	4,746	$32,892

Total Time Deposits (cost $495,017)			495,017

U.S. Treasury Bills – 0.2%
U.S. Treasury Bill
Zero Coupon, 07/13/2023	U.S.$	298	297,182
Zero Coupon, 08/15/2023		1	1,093

Total U.S. Treasury Bills (cost $298,291)			298,275

Total Short-Term Investments (cost $2,435,517)			2,435,501

Total Investments – 97.0% (cost $123,798,245)(n)			124,642,020
Other assets less liabilities – 3.0%			3,818,504

Net Assets – 100.0%			$128,460,524

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	248	September 2023	$12,373,960	$(198,885)
U.S. 10 Yr Ultra Futures	3	September 2023	355,313	(1,407)
U.S. T-Note 5 Yr (CBT) Futures	7	September 2023	749,656	(14,000)
U.S. T-Note 10 Yr (CBT) Futures	13	September 2023	1,459,453	(16,492)

				$(230,784)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	18,835	USD	3,693	07/05/2023	$ (241,010)
Bank of America, NA	USD	3,908	BRL	18,835	07/05/2023	25,303
Bank of America, NA	CNH	28,788	USD	4,168	07/07/2023	206,990
Bank of America, NA	IDR	33,433,401	USD	2,236	07/12/2023	13,580
Bank of America, NA	CLP	164,008	USD	203	07/13/2023	(1,633)
Bank of America, NA	PEN	2,979	USD	808	07/13/2023	(12,351)
Bank of America, NA	CZK	22,680	USD	1,063	07/20/2023	22,893
Bank of America, NA	USD	2,246	HUF	782,250	07/20/2023	34,910
Bank of America, NA	KRW	3,987,446	USD	3,014	07/27/2023	(15,690)
Barclays Bank PLC	USD	408	IDR	6,145,587	07/12/2023	498
Barclays Bank PLC	PLN	5,353	USD	1,281	07/20/2023	(34,076)
Barclays Bank PLC	MYR	4,301	USD	939	09/21/2023	9,251
Barclays Bank PLC	IDR	6,145,587	USD	407	10/12/2023	(460)
BNP Paribas SA	TWD	52,650	USD	1,710	09/14/2023	15,887
BNP Paribas SA	INR	35,954	USD	437	09/25/2023	366

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	TRY	3,194	USD	135	07/12/2023	$12,119
Brown Brothers Harriman & Co.	MXN	3,352	USD	195	07/13/2023	(615)
Brown Brothers Harriman & Co.	THB	12,628	USD	365	07/13/2023	8,403
Brown Brothers Harriman & Co.	USD	1,452	THB	49,268	07/13/2023	(61,239)
Brown Brothers Harriman & Co.	USD	334	PLN	1,417	07/20/2023	14,821
Brown Brothers Harriman & Co.	USD	390	ZAR	7,201	08/23/2023	(9,008)
Brown Brothers Harriman & Co.	ZAR	15,888	USD	860	08/23/2023	20,197
Brown Brothers Harriman & Co.	TRY	5,017	USD	195	09/14/2023	8,315
Citibank, NA	USD	1,091	COP	5,036,249	07/13/2023	113,338
Citibank, NA	HUF	463,351	USD	1,310	07/20/2023	(41,164)
Deutsche Bank AG	CNH	1,271	USD	185	07/07/2023	9,829
Deutsche Bank AG	USD	1,886	MXN	33,627	07/13/2023	75,595
Deutsche Bank AG	USD	1,899	PLN	7,678	07/20/2023	(12,693)
Deutsche Bank AG	PHP	800	USD	14	07/27/2023	24
Deutsche Bank AG	USD	2,201	PHP	124,215	07/27/2023	44,912
Goldman Sachs Capital Markets	BRL	2,043	USD	424	07/05/2023	(2,745)
Goldman Sachs Capital Markets	USD	428	BRL	2,043	07/05/2023	(1,426)
Goldman Sachs Capital Markets	PEN	4,424	USD	1,205	07/13/2023	(13,361)
HSBC Bank USA	KRW	2,906,013	USD	2,184	07/27/2023	(23,880)
HSBC Bank USA	USD	5,069	INR	418,319	09/25/2023	14,104
JPMorgan Chase Bank, NA	CNH	18,986	USD	2,663	07/07/2023	50,530
JPMorgan Chase Bank, NA	IDR	9,397,732	USD	627	07/12/2023	1,806
JPMorgan Chase Bank, NA	HUF	179,534	USD	510	07/20/2023	(13,158)
JPMorgan Chase Bank, NA	USD	677	HUF	234,637	07/20/2023	7,497
JPMorgan Chase Bank, NA	USD	532	HUF	180,430	07/20/2023	(5,313)
JPMorgan Chase Bank, NA	USD	1,259	PLN	5,353	07/20/2023	55,971
JPMorgan Chase Bank, NA	PHP	40,369	USD	726	07/27/2023	(4,273)
JPMorgan Chase Bank, NA	USD	851	KRW	1,097,155	07/27/2023	(17,948)
Morgan Stanley Capital Services LLC	BRL	16,792	USD	3,484	07/05/2023	(22,558)
Morgan Stanley Capital Services LLC	USD	3,505	BRL	16,792	07/05/2023	2,050
Morgan Stanley Capital Services LLC	CNH	36,831	USD	5,385	07/07/2023	318,127
Morgan Stanley Capital Services LLC	USD	1,673	IDR	25,202,621	07/12/2023	1,964
Morgan Stanley Capital Services LLC	USD	779	IDR	11,482,925	07/12/2023	(15,246)
Morgan Stanley Capital Services LLC	CLP	1,682,628	USD	2,118	07/13/2023	21,074
Morgan Stanley Capital Services LLC	COP	2,801,895	USD	671	07/13/2023	1,192
Morgan Stanley Capital Services LLC	USD	1,188	COP	5,335,605	07/13/2023	87,872
Morgan Stanley Capital Services LLC	USD	788	MXN	14,314	07/13/2023	47,176
Morgan Stanley Capital Services LLC	KRW	1,230,126	USD	933	07/27/2023	(1,966)
Morgan Stanley Capital Services LLC	BRL	16,792	USD	3,487	08/02/2023	(1,137)
Morgan Stanley Capital Services LLC	TWD	6,902	USD	227	09/14/2023	5,035
UBS AG	USD	573	KRW	759,544	07/27/2023	3,790

						$702,469

INTEREST RATE WRITTEN SWAPTIONS

Description	Index	CounterParty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap	1 Day SOFR	Morgan Stanley Capital Services LLC	3.92%	08/15/2023	USD	4,920	$52,166	$ (12,724)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-EM Series 39, 5 Year Index, 06/20/2028*	(1.00)%	Quarterly	2.13%	USD	15,188	$720,540	$970,452	$(249,912)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2028*	1.00	Quarterly	1.76	USD	160	(5,232)	(5,217)	(15)
Colombia Government International Bond, 10.375%, 01/28/2033, 06/20/2028*	1.00	Quarterly	2.35	USD	180	(10,328)	(10,233)	(95)
Indonesia Government International Bond, 4.125%, 01/15/2025, 06/20/2028*	1.00	Quarterly	0.87	USD	250	1,548	1,477	71
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2028*	1.00	Quarterly	0.62	USD	210	3,653	3,763	(110)
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2028*	1.00	Quarterly	2.66	USD	230	(16,078)	(16,646)	568
Turkey Government International Bond, 11.875%, 01/15/2030, 06/20/2028*	1.00	Quarterly	4.83	USD	260	(38,964)	(41,634)	2,670

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States, 4.150%, 03/28/2027, 06/20/2028*	1.00%	Quarterly	1.03%	USD	150	$(144)	$(263)	$119

						$654,995	$901,699	$(246,704)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	8,820	06/06/2028	1 Day SOFR	3.630%	Annual	$ (124,999)	$—	$ (124,999)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International MSCI Emerging Markets Growth	FedFundEffective plus 0.69%	Maturity	USD	4,469	06/17/2024		$(192,600)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $30,086,749 or 23.4% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.30% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Ghana Government International Bond 8.627%, 06/16/2049	08/31/2022	$100,635	$113,157	0.09%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.375%, 09/15/2022	12/08/2021	200,000	113,000	0.09%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026	11/04/2019	200,000	75,000	0.06%
PhosAgro PJSC (GDR)	06/03/2021	89,757	0	0.00%
Polyus PJSC (GDR)	09/06/2019 – 04/27/2022	4,388	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	$360,000	$74,891	0.06%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	199,358	11	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,628	20	0.00%

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2023.
(g)	Defaulted.
(h)	Defaulted matured security.
(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2023.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,246,804 and gross unrealized depreciation of investments was $(15,456,205), resulting in net unrealized appreciation of $790,599.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

FedFundEffective – Federal Funds Effective Rate

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

OTC – Over-the-Counter

PJSC – Public Joint Stock Company

QPSC – Qualified Personal Service Corporation

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2023 (unaudited)

21.0%	China
10.1%	Taiwan
9.2%	South Korea
7.4%	India
5.2%	Brazil
4.3%	Saudi Arabia
3.5%	Mexico
2.8%	Chile
2.7%	South Africa
2.6%	Indonesia
2.2%	Colombia
1.7%	Peru
1.4%	Philippines
23.9%	Other
2.0%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.2% or less in the following: Angola, Argentina, Australia, Azerbaijan, Bahrain, Costa Rica, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Greece, Guatemala, Hong Kong, Hungary, Israel, Ivory Coast, Jamaica, Jordan, Kazakhstan, Kenya, Lebanon, Macau, Malaysia, Morocco, Nigeria, Oman, Panama, Paraguay, Poland, Qatar, Romania, Russia, Senegal, Serbia, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, United Kingdom, United States, Uruguay, Venezuela, Vietnam and Zambia..

AB Emerging Markets Multi-Asset Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Financials	$3,730,359	$17,385,700	$0	#	$21,116,059
Information Technology	867,430	17,260,366	-0-		18,127,796
Consumer Discretionary	1,555,773	10,442,559	-0-		11,998,332
Communication Services	530,537	6,704,148	0	#	7,234,685
Materials	1,383,864	3,569,493	0	#	4,953,357
Industrials	1,600,288	2,394,671	0	#	3,994,959
Energy	184,450	2,916,791	0	#	3,101,241
Health Care	-0-	2,393,202	-0-		2,393,202
Utilities	494,219	1,859,125	-0-		2,353,344
Consumer Staples	412,576	1,905,540	0	#	2,318,116
Real Estate	77,670	737	26,612		105,019
Fixed Income Securities:
Sovereign Bonds	-0-	27,171,347	-0-		27,171,347
Quasi-Sovereign Bonds	-0-	8,440,493	-0-		8,440,493
Corporate Bonds	-0-	5,952,735	20		5,952,755
Treasury Bonds	-0-	1,227,403	-0-		1,227,403
Emerging Markets - Treasuries	-0-	1,091,608	-0-		1,091,608
Equity Linked Notes	-0-	589,816	-0-		589,816
Purchased Options – Puts	-0-	36,987	-0-		36,987
Short-Term Investments:
Investment Companies	1,642,209	-0-	-0-		1,642,209
Time Deposits	-0-	495,017	-0-		495,017
U.S. Treasury Bills	-0-	298,275	-0-		298,275

Total Investments in Securities	12,479,375	112,136,013 +	26,632		124,642,020
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	1,255,419	-0-		1,255,419
Centrally Cleared Credit Default Swaps	-0-	725,741	-0-		725,741
Liabilities
Futures	(230,784)	-0-	-0-		(230,784)
Forward Currency Exchange Contracts	-0-	(552,950)	-0-		(552,950)
Interest Rate Written Swaptions	-0-	(12,724)	-0-		(12,724)
Centrally Cleared Credit Default Swaps	-0-	(70,746)	-0-		(70,746)
Centrally Cleared Interest Rate Swaps	-0-	(124,999)	-0-		(124,999)
Total Return Swaps	-0-	(192,600)	-0-		(192,600)

Total	$12,248,591	$113,163,154	$26,632		$125,438,377

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2023 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	3/31/23	at Cost	Proceeds	6/30/23	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$3,494	$11,035	$12,887	$1,642	$17
Government Money Market Portfolio*	1,654	1,023	2,677	-0-	2

Total				$1,642	$19

*	Investment of cash collateral for securities lending transactions.